Pensions and Other Postretirement Benefits (Amounts Recognized in AOCI) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial gain (loss)	$ (3,052)	$ (2,730)
Prior service credit (cost)	0	0
Other postretirement benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial gain (loss)	30	39
Prior service credit (cost)	$ 19	$ 22